Gratuity and other post-employment benefit plans - Summary of Employee Benefit Expense (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Net employees benefit expense recognised in employee cost
Net benefit expense	₨ 41	$ 0	₨ 36	₨ 28
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	150	2	126	102
Defined Benefit Gratuity Plan [Member]
Net employees benefit expense recognised in employee cost
Current service cost	95	1	73	52
Interest cost on benefit obligation	20	0	16	12
Net benefit expense	115	1	89	64
Net (expense) / income recognised in OCI	50	1	(18)	3
Defined Contribution Plan [Member]
Net employees benefit expense recognised in employee cost
Contribution to provident fund and other fund charged to consolidated statement of profit or loss (inclusive of amount capitalised in different projects)	₨ 347	$ 4	₨ 311	₨ 210